FINANCING AND FINANCIAL INSTRUMENTS - Financing Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Interest expense	$ (715)	$ (401)	$ (357)
Interest income	570	188	79
Change in fair value adjustment on call option on mandatory convertible bonds	0	(15)	(44)
Accretion of defined benefit obligations and other long term liabilities	(243)	(51)	(164)
Net foreign exchange gain/(loss)	(48)	191	(155)
Other	(423)	(246)	(514)
Total	(859)	$ (334)	(1,155)
Interest expense on bonds	$ 66
Losses on litigation settlements			163
Premiums and fees for bonds early redeemed			130
Charges related to early redemption of MCNs			$ 61